Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2015
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule Of Other Assets Noncurrent [Table Text Block]
Other non-current assets comprise:

	As of March 31,
	2014	2015
	US$	US$
Prepaid expenses	177,659	129,517
Rent deposits	767,616	731,479
Loans to employees	52,029	32,818
Amount receivable on sale of investment (See Note - 6)	461,545	—
Total	1,458,849	893,814